AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 93.5%
Bank Loans — 5.1%
Advertising — 0.0%
Summer BC Holdco B Sarl (Luxembourg),
Additional Facility B-2 Loan, 3 Month LIBOR + 4.500%
5.506%(c)	12/04/26	139	$138,168
Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.250%(c)	01/15/25	151	151,018
Auto Parts & Equipment — 0.2%
Adient US LLC,
Term Loan
—%(p)	04/08/28	437	429,422
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	8	7,854
Dexko Global, Inc.,
Closing Date Dollar Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.717%(c)	10/04/28	341	333,224
Term Loan
—%(p)	10/04/28	65	63,471
			833,971
Beverages — 0.1%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.000%(c)	03/31/28	322	313,813
Building Materials — 0.1%
ACProducts Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
4.750%(c)	05/17/28	531	477,741
Chemicals — 0.0%
Olympus Water US Holding Corp.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%
4.813%(c)	11/09/28	185	179,529
Commercial Services — 0.0%
Sabre GLBL, Inc.,
Term Loan
—%(p)	12/17/27	94	92,753
—%(p)	12/17/27	150	147,853
			240,606
Cosmetics/Personal Care — 0.3%
Conair Holdings LLC,
Term Loan
—%(p)	05/17/28	700	687,750
Sunshine Luxembourg VII Sarl (Luxembourg),
Term Loan
—%(p)	10/02/26	750	744,141
			1,431,891
Electric — 0.2%
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,530	899,741
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Engineering & Construction — 0.0%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 1 Month LIBOR + 12.000%
13.000%(c)	10/04/23^	34	$36,014
Entertainment — 0.6%
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%
3.207%(c)	08/14/24	2,402	2,388,346
UFC Holdings LLC,
Term Loan B-3, 1 - 3 Month LIBOR + 2.750%
3.500%(c)	04/29/26	284	280,879
			2,669,225
Environmental Control — 0.1%
Madison IAQ LLC,
Initial Term Loan, 3 Month LIBOR + 3.250%
3.750%(c)	06/21/28	372	366,362
Foods — 0.2%
Moran Foods LLC,
New Money Term Loan Non-PIK, 3 Month LIBOR + 1.000%
8.000%(c)	04/01/24	410	404,881
New Money Term Loan PIK, 2 Month LIBOR + 7.000%
8.000%(c)	03/12/24	436	354,389
			759,270
Healthcare-Services — 0.1%
Phoenix Newco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
4.000%(c)	11/15/28	322	319,233
U.S. Renal Care, Inc.,
First Lien Term Loan B, 3 Month EURIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.250%(c)	06/26/26	435	397,990
			717,223
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 3 Month LIBOR + 4.000%
4.750%(c)	10/06/28	590	571,562
Insurance — 0.1%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%
5.707%(c)	01/20/29	480	468,960
Internet — 0.0%
Shutterfly, Inc.,
First Lien 2021 Refinancing Term B Loans, 2 Month LIBOR + 5.000%
5.750%(c)	09/25/26	243	221,782
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
3.354%(c)	03/28/25	99	96,357
Verticcal US Newco, Inc.,
Term Loan
—%(p)	07/31/27	278	274,835
			371,192
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Media — 0.3%
Diamond Sports Group LLC,
Second Lien Term Loan, SOFR + 3.250%
3.545%(c)	08/24/26	218	$74,000
Term Loan
—%(p)	05/25/26	211	213,688
Directv Financing LLC,
Term Loan
—%(p)	08/02/27	577	575,524
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.457%(c)	05/01/26	390	387,578
			1,250,790
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	21	2,252
Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
10.000%(c)	11/01/25	885	945,844
Citgo Holding, Inc.,
Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	08/01/23	244	240,848
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%
7.250%(c)	03/28/24	553	550,042
			1,736,734
Packaging & Containers — 0.2%
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	08/04/27	359	351,929
LABL, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 5.000%
5.500%(c)	10/30/28	325	319,688
Pactiv Evergreen Group Holdings, Inc.,
Tranche B-3 U.S. Term Loan, 1 - 3 Month LIBOR + 3.500%
4.000%(c)	09/25/28	131	127,139
			798,756
Pharmaceuticals — 0.1%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.457%(c)	06/02/25	485	480,501
Retail — 0.6%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.957%(c)	12/18/26	623	607,228
EG America LLC (United Kingdom),
Project Becker Additional Facility, 3 Month LIBOR + 4.250%
5.246%(c)	03/31/26	315	309,981
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month LIBOR + 3.750%
4.500%(c)	03/06/28	543	540,430
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Retail (cont’d.)
IRB Holding Corp.,
Term Loan
—%(p)	12/15/27	307	$302,872
Park River Holdings, Inc.,
Intial Term Loan, 3 Month LIBOR + 3.250%
4.000%(c)	12/28/27	195	190,001
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.256%(c)	03/03/28	540	533,750
White Cap Buyer LLC,
Initial Closing Date Term Loan, SOFR + 3.750%
4.250%(c)	10/19/27	545	538,116
			3,022,378
Software — 0.7%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%
4.756%(c)	10/02/25	510	506,158
Second Lien Incremental Term Loan, 1 Month LIBOR + 5.500%
6.000%(c)	02/27/26	200	197,625
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%
4.000%(c)	10/30/26	257	253,926
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%
3.697%(c)	02/06/26	1	1,228
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 Month LIBOR + 7.250%
8.250%(c)	06/13/25	415	407,322
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%
4.866%(c)	12/01/27	1,117	1,113,971
Rackspace Technology Global, Inc.,
Term B Loan, 1 - 3 Month LIBOR + 2.750%
3.500%(c)	02/15/28	347	339,209
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.500%(c)	07/14/28	623	615,904
			3,435,343
Telecommunications — 0.5%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.707%(c)	03/15/27	245	237,980
Cincinnati Bell, Inc.,
Term B-2 Loan, SOFR + 3.250%
4.051%(c)	11/22/28	117	115,248
West Corp.,
Initial Term B Loan, 3 Month LIBOR + 3.750%
4.929%(c)	10/10/24	1,476	1,344,826
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 1 Month LIBOR + 4.000%
4.500%(c)	10/02/28	535	524,104
Second Lien Initial Term Loan, 1 Month LIBOR + 7.000%
7.500%(c)	10/01/29^	195	193,050
			2,415,208

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Transportation — 0.1%
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%
3.983%(c)	07/21/28	315	$311,681
Initial Term C Loan, 3 Month LIBOR + 3.000%
3.500%(c)	07/21/28	116	115,050
			426,731

Total Bank Loans (cost $25,169,415)			24,416,761
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	366	245,390
4.000%	11/15/29	502	338,513
			583,903
Telecommunications — 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	04/18/22(oo)	48	38,544

Total Convertible Bonds (cost $638,300)			622,447
Corporate Bonds — 81.0%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.750%	04/15/28(a)	335	336,710
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,177	1,164,933
Lamar Media Corp.,
Gtd. Notes
4.875%	01/15/29	315	311,921
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	190	185,978
6.250%	06/15/25(a)	354	363,537
Stagwell Global LLC,
Gtd. Notes, 144A
5.625%	08/15/29	595	561,627
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	845	866,622
			3,791,328
Aerospace & Defense — 2.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	725	836,639
5.930%	05/01/60	450	520,906
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28(a)	775	726,150
7.125%	06/15/26(a)	975	955,469
7.500%	12/01/24	1,040	1,073,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
7.500%	03/15/25(a)	1,666	$1,674,799
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.950%	02/01/37	245	261,374
6.750%	01/15/28	483	529,454
6.875%	05/01/25	13	14,110
Maxar Space Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23(a)	400	426,181
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	320	331,647
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	575	537,981
5.500%	11/15/27	175	174,342
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	1,457	1,500,220
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24	366	386,574
			9,949,498
Agriculture — 0.1%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	575	523,715
Airlines — 1.0%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25	250	292,012
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	605	604,548
5.750%	04/20/29	1,545	1,539,709
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)	425	425,278
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	550	572,626
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	234	233,533
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	375	369,225
4.625%	04/15/29	725	690,199
			4,727,130
Apparel — 0.2%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	150	138,232

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel (cont’d.)
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	475	$481,677
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	600	533,117
			1,153,026
Auto Manufacturers — 2.0%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	425	433,914
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,125	1,922,750
5.291%	12/08/46	806	782,461
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	236	230,759
4.000%	11/13/30	289	271,958
4.125%	08/17/27(a)	1,590	1,554,764
4.271%	01/09/27(a)	1,250	1,230,585
4.542%	08/01/26(a)	1,625	1,624,543
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	270	269,124
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	375	390,018
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	775	761,303
Wabash National Corp.,
Gtd. Notes, 144A
4.500%	10/15/28	250	225,731
			9,697,910
Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	300	288,105
American Axle & Manufacturing, Inc.,
Gtd. Notes
5.000%	10/01/29(a)	250	234,383
6.250%	03/15/26(a)	719	727,996
6.500%	04/01/27	450	443,016
6.875%	07/01/28(a)	600	598,759
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	667	688,066
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26(a)	325	172,218
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	270	272,753
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	200	$182,895
4.500%	02/15/32	325	291,478
5.375%	11/15/27(a)	420	417,631
Goodyear Tire & Rubber Co. (The),
Gtd. Notes, 144A
5.250%	07/15/31(a)	1,015	940,386
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	59,011
5.375%	12/15/24(a)	255	251,722
Sr. Sec’d. Notes, 144A
7.875%	01/15/29	125	131,716
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28(a)	350	352,412
			6,052,547
Banks — 0.0%
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	200	189,171
Biotechnology — 0.2%
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28(a)	825	739,982
Grifols Escrow Issuer SA (Spain),
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28(a)	485	459,793
			1,199,775
Building Materials — 1.6%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	460	452,974
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	225	224,110
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	1,339	1,286,871
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	390	377,958
4.875%	12/15/27	480	458,815
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	575	537,699
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	360	335,770
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	775	762,917

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31(a)	425	$373,214
4.375%	07/15/30	1,545	1,415,467
4.750%	01/15/28	285	274,289
5.000%	02/15/27	515	511,411
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	625	617,386
			7,628,881
Chemicals — 3.2%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,375,309
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	09/30/28	200	185,840
Sr. Unsec’d. Notes, 144A
7.500%	09/30/29(a)	125	111,273
Axalta Coating Systems LLC,
Gtd. Notes, 144A
3.375%	02/15/29(a)	650	571,496
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	220	211,664
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	640	638,462
Gtd. Notes, 144A
4.625%	11/15/29(a)	775	710,932
5.750%	11/15/28	225	218,675
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24(a)	700	643,078
Diamond BC BV,
Gtd. Notes, 144A
4.625%	10/01/29(a)	295	264,017
Element Solutions, Inc.,
Gtd. Notes, 144A
3.875%	09/01/28	485	454,442
EverArc Escrow Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	340	310,453
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	460	486,928
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.375%	01/15/26(a)	750	694,205
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25(a)	623	623,860
5.250%	06/01/27(a)	689	686,747
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Olin Corp.,
Sr. Unsec’d. Notes
5.625%	08/01/29	310	$314,213
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	350	318,304
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	200	177,044
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	1,018	1,000,436
SPCM SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30	400	354,156
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A (original cost $1,637,013; purchased 07/19/19 - 11/25/20)(f)
10.500%	08/01/24	1,810	741,934
Sr. Sec’d. Notes, 144A (original cost $437,279; purchased 02/01/21)(f)
10.875%	08/01/24	446	454,070
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	683	675,188
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	770	720,778
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	400	346,537
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,068	855,968
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	325	341,251
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/15/27	355	347,230
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)	375	350,543
			15,185,033
Coal — 0.1%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
10.750%	05/15/26	293	314,479
Commercial Services — 3.8%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	860	793,700
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	345	333,649
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	415	420,215

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29(a)		525	$463,588
9.750%	07/15/27		1,562	1,614,348
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		250	236,106
4.625%	06/01/28		400	374,167
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
5.625%	04/15/26		350	332,816
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		350	324,718
APi Escrow Corp.,
Gtd. Notes, 144A
4.750%	10/15/29		175	162,746
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		505	463,967
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.375%	03/01/29		480	472,781
5.750%	07/15/27(a)		227	226,853
Avis Budget Finance PLC,
Gtd. Notes
4.750%	01/30/26	EUR	175	194,629
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27(a)		372	362,105
Garda World Security Corp. (Canada),
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		350	335,269
Sr. Unsec’d. Notes, 144A
9.500%	11/01/27		320	328,493
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30(a)		490	460,092
4.500%	07/01/28(a)		320	318,969
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)		949	962,117
Hertz Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/24(d)		484	2,420
6.000%	01/15/28(d)		379	20,845
7.125%	08/01/26(d)		255	14,025
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26		640	598,091
5.000%	12/01/29		300	272,887
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		1,075	1,010,275
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28(a)	675	$647,489
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	350	344,992
Nielsen Co. Luxembourg Sarl (The),
Gtd. Notes, 144A
5.000%	02/01/25	126	126,891
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28	765	770,349
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
3.375%	08/31/27	505	463,072
5.750%	04/15/26(a)	520	530,348
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25	240	266,185
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27(a)	380	385,366
5.125%	06/01/29(a)	635	646,769
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	1,485	1,508,720
5.250%	01/15/30	1,530	1,577,478
			18,367,530
Computers — 0.8%
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26	200	196,080
Condor Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	290	278,109
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	260	249,139
5.125%	04/15/29	65	62,513
5.250%	10/01/30	340	322,054
5.750%	09/01/27(a)	715	716,663
6.125%	09/01/29	215	215,555
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	470	464,561
Seagate HDD Cayman,
Gtd. Notes
3.125%	07/15/29	650	583,495
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	575	581,633
			3,669,802

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.2%
Coty, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	04/15/26	465	$452,917
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28	660	656,963
			1,109,880
Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	500	467,969
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26(a)	457	283,239
			751,208
Diversified Financial Services — 2.3%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24	125	123,067
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	200	189,523
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	375	307,319
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	850	815,452
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28(a)	550	487,604
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	150	141,228
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	950	878,775
6.000%	01/15/27	1,015	1,034,048
Navient Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/29	475	443,906
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	615	630,604
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	250	226,320
4.000%	09/15/30(a)	750	661,854
6.625%	01/15/28(a)	645	675,564
7.125%	03/15/26	2,078	2,221,437
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	425	364,623
5.375%	10/15/25	225	222,379
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29(a)	1,050	$959,371
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30(a)	525	494,060
			10,877,134
Electric — 2.8%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	276	247,310
5.250%	06/01/26	185	186,454
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	4,216	4,021,928
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A (original cost $855,645; purchased 01/14/19 - 12/01/21)(f)
13.000%	06/01/24	855	556,169
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	143	144,804
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	325	330,379
6.625%	01/15/27	129	133,126
Gtd. Notes, 144A
3.625%	02/15/31	1,600	1,409,597
5.250%	06/15/29(a)	527	514,841
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,850	1,787,666
5.250%	07/01/30(a)	210	203,446
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes, 144A
0.000%	10/10/99^	6,875	10,312
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	400	389,386
8.000%(ff)	10/15/26(oo)	825	830,094
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	625	590,541
5.000%	07/31/27	649	638,229
5.500%	09/01/26	770	773,971
5.625%	02/15/27	582	581,702
			13,349,955
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	485	424,425
4.750%	06/15/28(a)	500	454,752

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25(a)	350	$363,967
7.250%	06/15/28	430	456,442
			1,699,586
Electronics — 0.5%
II-VI, Inc.,
Gtd. Notes, 144A
5.000%	12/15/29	585	574,404
Imola Merger Corp.,
Sr. Sec’d. Notes, 144A
4.750%	05/15/29	970	934,066
Likewize Corp.,
Sr. Sec’d. Notes, 144A
9.750%	10/15/25	530	536,543
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30	420	402,139
			2,447,152
Engineering & Construction — 0.3%
Global Infrastructure Solutions, Inc.,
Gtd. Notes, 144A
5.625%	06/01/29	400	386,613
MasTec, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	365	362,729
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	09/15/28	495	456,501
			1,205,843
Entertainment — 2.5%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26(a)	805	721,860
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	465	448,283
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)	400	375,157
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	808	826,763
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	400	404,496
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	18	17,821
Sr. Sec’d. Notes, 144A
5.500%	05/01/25(a)	650	667,654
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Cinemark USA, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25(a)	465	$486,161
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	350	364,348
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	400	419,791
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	275	278,763
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
5.625%	03/15/26(a)	398	405,334
Sr. Sec’d. Notes, 144A
6.500%	05/15/27(a)	930	989,844
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	325	300,056
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27(a)	1,075	1,012,444
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29	225	200,984
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.625%	09/01/29	350	301,312
5.875%	09/01/31(a)	400	342,490
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	225	221,715
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26	300	312,375
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	40	40,103
5.500%	04/15/27	230	229,720
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25	640	669,961
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	440	455,343
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/15/30	480	457,936
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	943	887,635
			11,838,349

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.4%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	500	$459,835
4.375%	08/15/29(a)	350	326,018
Sr. Sec’d. Notes, 144A
3.750%	08/01/25	375	367,792
Madison IAQ LLC,
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	435	390,024
Stericycle, Inc.,
Gtd. Notes, 144A
3.875%	01/15/29	495	463,908
			2,007,577
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	375	376,912
Foods — 2.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27(a)	1,845	1,785,691
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)	600	573,041
C&S Group Enterprises LLC,
Gtd. Notes, 144A
5.000%	12/15/28	450	390,882
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	200	193,419
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	400	369,064
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	600	635,846
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	425	433,388
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46	350	347,061
4.875%	10/01/49	725	764,375
5.000%	06/04/42	300	320,167
5.200%	07/15/45	250	270,487
5.500%	06/01/50	625	711,973
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	390	364,249
4.875%	05/15/28(a)	685	685,000
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	65	70,206
8.000%	05/01/31	190	211,556
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)	561	558,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	900	$832,255
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	375	338,171
5.500%	12/15/29(a)	1,390	1,337,896
5.625%	01/15/28	15	14,732
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	925	819,822
			12,027,605
Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27	423	421,517
5.875%	08/20/26	1,528	1,525,253
Ferrellgas Escrow LLC,
Sr. Sec’d. Notes
8.956%	03/30/31^	2,975	2,975,000
			4,921,770
Healthcare-Products — 0.8%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	810	799,996
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	1,495	1,382,805
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)	1,665	1,549,101
			3,731,902
Healthcare-Services — 4.3%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28(a)	915	918,767
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	300	282,575
4.250%	12/15/27	1,155	1,159,447
4.625%	12/15/29	1,567	1,583,169
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31(a)	1,675	1,582,875
5.250%	05/15/30	300	288,135
5.625%	03/15/27	460	468,711
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31(a)	1,929	1,692,037
4.625%	06/01/30	1,175	1,098,167
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28(a)	845	828,213
4.750%	02/01/30(a)	485	466,682

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	1,450	$1,399,755
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	925	935,760
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29(a)	1,075	1,016,940
MEDNAX, Inc.,
Gtd. Notes, 144A
5.375%	02/15/30(a)	275	265,974
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25	625	641,087
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,054	1,082,525
Sr. Sec’d. Notes
4.625%	07/15/24(a)	426	427,955
Sr. Sec’d. Notes, 144A
4.250%	06/01/29	2,650	2,548,675
4.625%	09/01/24(a)	359	361,622
4.875%	01/01/26(a)	730	738,690
Sr. Unsec’d. Notes
6.875%	11/15/31	925	1,001,042
			20,788,803
Home Builders — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	525	464,549
4.625%	04/01/30	300	261,522
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27(a)	500	482,919
6.750%	03/15/25(a)	475	479,953
7.250%	10/15/29	550	554,006
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A (original cost $594,065; purchased 02/11/20 - 01/26/22)(f)
4.875%	02/15/30	600	537,343
Gtd. Notes, 144A (original cost $479,250; purchased 01/08/20 - 02/24/20)(f)
6.250%	09/15/27	450	440,877
Sr. Unsec’d. Notes, 144A (original cost $401,000; purchased 05/11/21 - 11/16/21)(f)
5.000%	06/15/29	400	367,607
Century Communities, Inc.,
Gtd. Notes, 144A
3.875%	08/15/29(a)	650	583,700
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	325	303,010
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
4.800%	11/15/29	736	$711,662
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28	475	447,822
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,125	1,056,418
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	775	736,206
4.750%	04/01/29	50	47,065
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	525	529,618
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
6.625%	07/15/27	2,725	2,810,231
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28	520	519,099
			11,333,607
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,010	921,422
Household Products/Wares — 0.6%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29	925	855,273
Central Garden & Pet Co.,
Gtd. Notes
4.125%	10/15/30(a)	550	499,407
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A
7.000%	12/31/27(a)	525	422,566
Sr. Sec’d. Notes, 144A
5.000%	12/31/26	125	115,272
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	15	15,275
Gtd. Notes, 144A
5.000%	10/01/29	340	320,005
5.500%	07/15/30	544	521,733
			2,749,531
Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
5.750%	04/01/46	240	250,850
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31(a)	725	634,908
4.375%	02/01/32	200	177,155

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares (cont’d.)
4.500%	10/15/29(a)	746	$699,216
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	250	214,187
			1,976,316
Insurance — 0.1%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	225	208,260
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)	150	143,290
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	275	256,502
			608,052
Internet — 0.4%
Arches Buyer, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/28(a)	665	619,096
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	233,720
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	275	250,631
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	275	261,552
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	09/15/27	655	698,909
			2,063,908
Investment Companies — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24(a)	385	386,931
5.250%	05/15/27	790	775,959
			1,162,890
Iron/Steel — 0.6%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	630	629,473
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	479	503,124
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
6.375%	07/15/28	350	350,640
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	517	510,459
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel (cont’d.)
Sr. Sec’d. Notes, 144A
6.750%	03/15/26(a)	440	$463,451
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29	100	94,917
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	03/01/29(a)	120	124,872
			2,676,936
Leisure Time — 0.6%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	250	278,143
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	685	638,500
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	635	676,400
11.500%	06/01/25	310	340,514
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	50	45,611
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29	150	137,099
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	640	588,677
			2,704,944
Lodging — 1.6%
Boyd Gaming Corp.,
Gtd. Notes
4.750%	12/01/27(a)	345	343,264
Gtd. Notes, 144A
8.625%	06/01/25	200	210,339
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)	414	413,624
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	555	559,315
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	482	464,171
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	645	635,120
4.750%	10/15/28(a)	1,265	1,222,949
5.750%	06/15/25(a)	515	527,031
6.750%	05/01/25(a)	400	413,569
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28(a)	730	693,358

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	50	$49,364
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25(a)	510	510,204
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	400	339,116
5.625%	08/26/28	1,250	1,079,390
			7,460,814
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29(a)	485	466,961
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	375	360,264
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	255	232,732
			1,059,957
Machinery-Diversified — 0.4%
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	12/15/28	475	442,652
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,339	1,360,372
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	200	198,482
			2,001,506
Media — 8.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	960	861,778
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,265	1,157,624
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,865	1,699,915
4.500%	06/01/33	974	874,165
4.750%	03/01/30(a)	3,056	2,937,423
5.000%	02/01/28	4,055	4,015,403
5.125%	05/01/27	407	407,747
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31(a)	740	623,574
5.375%	02/01/28(a)	715	694,269
5.500%	04/15/27	995	986,436
6.500%	02/01/29	620	625,565
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30(a)	1,538	$1,284,973
5.750%	01/15/30(a)	1,450	1,291,522
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	5,020	1,037,990
Sec’d. Notes, 144A
5.375%	08/15/26	2,099	804,312
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	185	182,376
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,140	970,536
5.875%	07/15/22	570	573,239
5.875%	11/15/24(a)	1,529	1,527,721
7.750%	07/01/26(a)	3,431	3,405,461
Sr. Sec’d. Notes, 144A
5.250%	12/01/26	605	577,272
Gannett Holdings LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/26	455	440,318
Gray Television, Inc.,
Gtd. Notes, 144A
4.750%	10/15/30	370	343,648
5.875%	07/15/26	168	172,115
7.000%	05/15/27(a)	275	286,805
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	938	969,498
Sr. Sec’d. Notes, 144A
5.250%	08/15/27(a)	583	576,931
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	350	351,658
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29	605	575,175
Nexstar Media, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28(a)	1,002	969,388
5.625%	07/15/27(a)	690	698,673
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	595	574,039
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28(a)	235	222,440
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29(a)	580	539,304
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	95	95,138
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.875%	03/15/26(a)	500	488,056

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	410	$365,794
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	995	932,344
5.000%	08/01/27(a)	513	513,239
5.500%	07/01/29(a)	915	928,402
TEGNA, Inc.,
Gtd. Notes
5.000%	09/15/29(a)	650	653,561
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,720	1,720,983
6.625%	06/01/27	1,160	1,215,482
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	715	722,916
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	640	633,776
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	650	606,820
			42,135,804
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	325	303,366
Mining — 1.5%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	615	636,929
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	635	637,842
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26	345	345,823
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29	525	528,958
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	250	251,969
7.500%	04/01/25(a)	1,125	1,143,439
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27(a)	330	321,642
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	315	330,324
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	300	291,575
6.125%	04/01/29(a)	355	365,728
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28(a)	625	$587,545
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	295	296,475
7.500%	07/15/27(a)	585	607,548
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	275	251,469
4.750%	01/30/30(a)	500	485,720
			7,082,986
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	376,880
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	95	90,005
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	110	—
			466,885
Oil & Gas — 5.1%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	300	312,173
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes
7.875%	12/15/24^(d)	5,175	35,190
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30(a)	875	893,623
7.625%	02/01/29	267	289,060
8.375%	07/15/26	628	694,268
Apache Corp.,
Sr. Unsec’d. Notes
5.350%	07/01/49	75	72,324
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	550	564,606
Athabasca Oil Corp. (Canada),
Sec’d. Notes, 144A
9.750%	11/01/26	900	957,669
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	275	281,927
5.875%	02/01/29(a)	300	309,943
6.750%	04/15/29	1,005	1,065,263
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	250	252,573
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27(a)	965	1,017,678

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	425	$418,633
6.750%	03/01/29	705	725,748
7.500%	05/15/25(a)	428	436,561
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29	175	175,110
5.625%	10/15/25	31	31,597
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	455	469,465
6.625%	07/15/25	160	166,567
EQT Corp.,
Sr. Unsec’d. Notes
6.625%	02/01/25	425	449,149
Gulfport Energy Corp.,
Gtd. Notes
8.000%	05/17/26	545	568,055
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	200	202,212
6.250%	11/01/28(a)	475	480,712
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29	425	430,858
7.125%	02/01/27	991	1,038,158
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	1,020	1,015,419
7.500%	01/15/28(a)	575	560,466
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	25	25,970
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.625%	09/01/30(a)	1,110	1,273,788
7.150%	05/15/28	250	276,623
8.000%	07/15/25(a)	770	864,480
8.500%	07/15/27	840	994,252
8.875%	07/15/30	440	565,775
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.625%	05/01/30(a)	325	302,087
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	245	252,075
Range Resources Corp.,
Gtd. Notes, 144A
4.750%	02/15/30(a)	1,485	1,475,484
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	350	349,592
5.375%	02/01/29	570	578,430
5.375%	03/15/30(a)	775	787,784
5.950%	01/23/25	107	111,837
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
7.750%	10/01/27(a)	320	$338,796
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	425	400,907
6.000%	04/15/27(a)	415	423,653
Gtd. Notes, 144A
4.500%	04/30/30	400	368,893
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	267	265,223
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	144	142,922
Transocean, Inc.,
Gtd. Notes, 144A
7.500%	01/15/26	100	86,868
8.000%	02/01/27	625	529,572
11.500%	01/30/27	138	143,346
			24,473,364
Oil & Gas Services — 0.0%
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	689	345
Packaging & Containers — 2.2%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	800	730,743
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	1,530	1,417,488
Canpack SA/Canpack US LLC (Poland),
Gtd. Notes, 144A
3.875%	11/15/29	635	552,362
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/29	25	25,333
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	405	369,216
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	400	396,034
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28(a)	800	791,212
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	625	590,594
6.750%	07/15/26	330	326,197
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29(a)	225	199,110
10.500%	07/15/27	365	366,339

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24(a)	1,140	$1,136,094
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	365	361,799
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	207,844
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	1,186	1,185,540
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28	350	321,808
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	965	896,792
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	225	205,806
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	650	649,340
			10,729,651
Pharmaceuticals — 3.1%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	800	729,884
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27(a)	1,293	1,289,220
9.250%	04/01/26(a)	1,377	1,410,550
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	621	511,345
5.250%	01/30/30(a)	2,401	1,890,229
5.250%	02/15/31	1,147	893,101
6.250%	02/15/29	2,175	1,796,849
7.250%	05/30/29	161	137,443
9.000%	12/15/25	908	940,864
Embecta Corp.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/30	250	235,973
6.750%	02/15/30	75	75,143
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sec’d. Notes, 144A
9.500%	07/31/27	72	63,317
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	04/01/29	275	250,854
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	770	745,988
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25(d)	245	$120,117
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	955	909,924
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	600	578,140
Owens & Minor, Inc.,
Gtd. Notes, 144A
4.500%	03/31/29(a)	495	472,838
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	11/15/25	800	737,890
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	762	711,315
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28(a)	320	317,516
			14,818,500
Pipelines — 3.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	375	374,515
5.750%	01/15/28	1,246	1,274,065
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	615	587,954
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	188	180,250
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31(a)	375	363,952
Gtd. Notes, 144A
3.250%	01/31/32	650	591,994
Cheniere Energy, Inc.,
Sr. Sec’d. Notes
4.625%	10/15/28	1,525	1,534,109
CNX Midstream Partners LP,
Gtd. Notes, 144A
4.750%	04/15/30	125	117,136
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	561	563,937
Gtd. Notes, 144A
5.625%	05/01/27	85	84,304
8.000%	04/01/29	210	224,316
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	350	361,290
5.625%	07/15/27	285	298,834
Gtd. Notes, 144A
6.750%	09/15/37	210	246,545

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
DT Midstream, Inc.,
Gtd. Notes, 144A
4.375%	06/15/31	475	$454,708
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	12/15/22(a)(oo)	505	374,799
Sr. Unsec’d. Notes
4.150%	06/01/25	201	200,345
4.400%	04/01/24	149	151,041
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26(a)	870	835,665
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	460	469,499
6.500%	07/01/27(a)	355	370,620
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	474	458,676
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	350	346,446
7.000%	08/01/27	10	10,058
Hess Midstream Operations LP,
Gtd. Notes, 144A
4.250%	02/15/30(a)	615	580,293
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	655	643,590
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	254,674
6.000%	06/01/26	526	532,271
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	700	693,138
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	875	846,144
6.000%	03/01/27(a)	1,160	1,156,819
6.000%	12/31/30	325	315,358
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26	1,750	1,805,037
6.500%	07/15/27	15	15,803
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	355	345,290
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.600%	02/01/25	460	456,862
4.500%	03/01/28	565	573,801
			18,694,138
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.9%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25	875	$896,960
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	325	326,920
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31(a)	475	446,461
5.375%	08/01/28	355	356,155
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,075	1,029,296
Kennedy-Wilson, Inc.,
Gtd. Notes
4.750%	03/01/29	495	477,807
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
5.250%	04/15/30	25	23,003
5.750%	01/15/29(a)	605	569,965
			4,126,567
Real Estate Investment Trusts (REITs) — 1.9%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	654	560,586
9.750%	06/15/25	675	713,995
Sr. Unsec’d. Notes
4.750%	02/15/28(a)	525	477,022
Iron Mountain, Inc.,
Gtd. Notes, 144A
5.250%	03/15/28	895	886,406
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	55	55,376
4.500%	01/15/28	570	575,645
5.625%	05/01/24	465	478,999
5.750%	02/01/27(a)	1,114	1,181,621
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	832	803,056
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25	1,000	1,039,447
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
4.750%	04/15/28(a)	885	836,389
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27(a)	555	539,104
4.250%	12/01/26	635	632,973
4.625%	12/01/29	455	452,191
			9,232,810

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 3.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30		2,005	$1,807,655
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.625%	11/15/29		475	442,404
At Home Group, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29(a)		850	735,969
Sr. Sec’d. Notes, 144A
4.875%	07/15/28		100	89,527
Bath & Body Works, Inc.,
Gtd. Notes
6.750%	07/01/36		85	86,755
6.875%	11/01/35		711	732,460
Carrols Restaurant Group, Inc.,
Gtd. Notes, 144A
5.875%	07/01/29(a)		550	451,376
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	400	430,515
6.250%	10/30/25	EUR	473	521,948
Sr. Sec’d. Notes, 144A
8.500%	10/30/25		850	869,998
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30(a)		475	437,080
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		175	165,725
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29		600	542,402
Gap, Inc. (The),
Gtd. Notes, 144A
3.875%	10/01/31(a)		1,215	1,060,537
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28		795	740,320
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29(a)		500	468,194
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29		150	141,336
Macy’s Retail Holdings LLC,
Gtd. Notes, 144A
5.875%	03/15/30(a)		355	350,392
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29(a)		1,225	993,505
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29(a)		350	302,116
7.500%	10/15/27		325	332,891
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
3.500%	09/01/25(a)	485	$481,301
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28(a)	1,070	1,034,565
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	248	231,530
8.000%	11/15/26(a)	776	714,826
SRS Distribution, Inc.,
Gtd. Notes, 144A
6.000%	12/01/29	325	301,508
6.125%	07/01/29	370	343,632
Sr. Sec’d. Notes, 144A
4.625%	07/01/28	365	348,634
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	551	534,809
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	348,048
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31(a)	783	735,540
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29(a)	425	398,763
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	200	189,563
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK N/A
8.250%	03/15/26	125	123,184
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
4.625%	01/31/32(a)	337	325,328
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	180	177,161
7.750%	04/01/25	175	181,781
			18,173,278
Semiconductors — 0.3%
ams-OSRAM AG (Austria),
Sr. Unsec’d. Notes, 144a
7.000%	07/31/25(a)	595	604,969
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28	355	346,373
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	650	622,267
			1,573,609

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.5%
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29(a)	454	$457,945
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29	250	235,822
Sr. Sec’d. Notes, 144A
3.875%	07/01/28	245	233,217
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A
5.000%	12/15/29	125	118,125
Minerva Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	02/15/30	485	470,526
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29(a)	435	422,664
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	530	534,253
			2,472,552
Telecommunications — 5.3%
Altice France Holding SA (Luxembourg),
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	517	541,578
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29(a)	375	336,835
8.125%	02/01/27	1,207	1,244,129
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	293,041
6.000%	06/15/25(a)	488	462,027
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	732	712,074
Sr. Sec’d. Notes, 144A
6.000%	03/01/26(a)	836	845,378
Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000%
8.000%	04/01/25	289	256,924
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	959	891,390
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	200	199,166
8.750%	05/25/24	747	744,220
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	4,638	4,319,718
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	530	510,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	46	$41,923
Sr. Sec’d. Notes, 144A
5.875%	10/15/27	920	914,675
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	630	653,648
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26	475	476,422
7.000%	10/15/28(a)	300	300,545
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23^(d)	1,270	1
Gtd. Notes, 144A
8.500%	10/15/24^(d)	275	—
9.750%	07/15/25^(d)	3,551	4
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	1,563	1,560,401
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	183	183,544
Gtd. Notes, 144A
4.625%	09/15/27	850	801,867
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	475	442,762
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	840	800,083
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39(a)	135	130,132
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42(a)	325	313,644
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	94	99,272
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	2,634	3,547,023
Switch Ltd.,
Gtd. Notes, 144A
3.750%	09/15/28	643	624,042
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34(a)	400	369,769
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	257,022
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28	1,170	1,189,007
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	220	217,058
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25(a)	420	410,786

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27(a)	190	$174,860
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28	275	246,101
			25,111,847
Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)	345	360,750
Transportation — 0.1%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	525	542,841
Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/28	400	364,122

Total Corporate Bonds (cost $412,420,048)			386,966,799

	Shares
Common Stocks — 3.7%
Diversified Consumer Services — 0.0%
SAL TopCo LLC*^	21,315	47,958
Diversified Telecommunication Services — 0.3%
Intelsat Emergence SA (Luxembourg)*	48,271	1,448,130
Windstream Holdings, Inc.*^	486	5,589
		1,453,719
Electric Utilities — 0.5%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $1,519,216; purchased 02/28/19)*^(f)	14,898	2,085,720
Keycon Power Holdings LLC*^	2,665	375,765
		2,461,485
Gas Utilities — 0.6%
Ferrellgas Partners LP (Class B Stock)	12,289	2,857,192
Independent Power & Renewable Electricity Producers — 0.5%
Vistra Corp.	89,327	2,076,853
Interactive Media & Services — 0.0%
MYT Holding LLC (Class B Stock)*^	63,595	111,501
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	63,738	220,534
iHeartMedia, Inc. (Class A Stock)*	10,969	207,643
		428,177
Multiline Retail — 0.1%
Claire’s Private Placement*^	795	238,500
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	956	$164,432
		402,932
Oil, Gas & Consumable Fuels — 1.6%
Chesapeake Energy Corp.(a)	66,394	5,776,278
Chesapeake Energy Corp. Backstop Commitment	975	84,825
EP Energy Corp.*	9,416	894,520
Oasis Petroleum, Inc.	3,567	521,852
Telford Offshore Holdings Ltd.*^	25,654	3
Whiting Petroleum Corp.	5,737	467,623
		7,745,101
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	27,103	—

Total Common Stocks (cost $12,365,300)		17,584,918
Exchange-Traded Funds — 3.0%
iShares Broad USD High Yield Corporate Bond ETF	145,151	5,640,568
iShares iBoxx High Yield Corporate Bond ETF	107,744	8,866,254

Total Exchange-Traded Funds (cost $15,380,506)		14,506,822
Preferred Stocks — 0.5%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), 6.375%(c), 3 Month LIBOR + 3.550%, Series K, Maturing 05/10/24(oo)	26,000	691,080
Interactive Media & Services — 0.1%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29^	291,500	310,593
Multiline Retail — 0.3%
Claire’s Stores, Inc., CVT*^	553	1,410,150
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	32,246	323

Total Preferred Stocks (cost $1,217,320)		2,412,146

	Units
Rights* — 0.0%
Diversified Telecommunication Services — 0.0%
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	5,054	9,634
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	5,054	1,776
		11,410

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Units	Value
Rights* (continued)
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp., expiring 01/23/27^	180,881	$244,189

Total Rights (cost $0)		255,599
Warrants* — 0.1%
Chemicals — 0.0%
TPC Group, Inc., expiring 08/01/24 (original cost $0; purchased 02/02/21)^(f)	1,268,029	5,960
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	47,785
Oil, Gas & Consumable Fuels — 0.1%
Athabasca Oil Corp. (Canada), expiring 11/01/26	1,125	221,823
Chesapeake Energy Corp., expiring 02/09/26	529	33,872
Chesapeake Energy Corp., expiring 02/09/26	588	35,009
Chesapeake Energy Corp., expiring 02/09/26	326	18,148
		308,852

Total Warrants (cost $32,846)		362,597

Total Long-Term Investments (cost $467,223,735)		447,128,089

	Shares
Short-Term Investments — 27.0%
Affiliated Mutual Fund — 23.4%
PGIM Institutional Money Market Fund (cost $111,994,456; includes $111,973,218 of cash collateral for securities on loan)(b)(we)	112,082,234	111,981,359
Unaffiliated Fund — 3.6%
Dreyfus Government Cash Management (Institutional Shares)	16,904,812	16,904,812
(cost $16,904,812)

Total Short-Term Investments (cost $128,899,268)		128,886,171

TOTAL INVESTMENTS—120.5% (cost $596,123,003)		576,014,260

Liabilities in excess of other assets(z) — (20.5)%		(98,009,645)

Net Assets — 100.0%		$478,004,615

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CVT	Convertible Security
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,147,269 and 1.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,727,610; cash collateral of $111,973,218 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,923,468. The aggregate value of $5,189,680 is 1.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(rr)	Perpetual security with no stated maturity date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
83	2 Year U.S. Treasury Notes	Jun. 2022	$17,589,516	$(217,433)
211	5 Year U.S. Treasury Notes	Jun. 2022	24,199,063	(534,533)
77	10 Year U.S. Treasury Notes	Jun. 2022	9,461,375	(271,715)
				(1,023,681)
Short Positions:
8	20 Year U.S. Treasury Bonds	Jun. 2022	1,200,500	(6,355)
10	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	1,771,250	55,236
				48,881
				$(974,800)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/22	BNP Paribas S.A.	EUR	778	$856,777	$860,507	$3,730	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	778	$882,775	$860,507	$22,268	$—
Expiring 05/06/22	BNP Paribas S.A.	EUR	778	857,659	861,401	—	(3,742)
Expiring 05/06/22	HSBC Bank PLC	EUR	238	265,104	263,635	1,469	—
				$2,005,538	$1,985,543	23,737	(3,742)
						$27,467	$(3,742)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	325	0.998%	$3,458	$2,586	$872	Credit Suisse International

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.38.V1	06/20/27	5.000%(Q)	35,840	$(1,665,725)	$(2,030,751)	$(365,026)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
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AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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